Changes in the Group - Assets Held For Sale and Business Disposals (Details) £ in Millions		12 Months Ended
	Sep. 13, 2023 GBP (£) subsidiary	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Mar. 11, 2022 subsidiary
Disclosure Of Business Combinations [Line Items]
(Reversals)/charges in respect of assets held-for-sale		£ 0	£ (195)	£ 612
Foreign exchange gain (loss) reclassified from other comprehensive income on disposal of business		£ 0	(552)	(5)
Russian and Belarusian Businesses
Disclosure Of Business Combinations [Line Items]
Proceeds from disposal	£ 425
Unused provision reversed, other provisions			(195)
Foreign exchange gain (loss) reclassified from other comprehensive income on disposal of business			554
Gain (loss) on disposal, net of impairment reversal			353
Associated costs			3
Foreign exchange gain			£ (9)
Call options, term			2 years
Russian and Belarusian Businesses | Brand names
Disclosure Of Business Combinations [Line Items]
Call options, term			100 years
BAT Russia | Discontinued operations
Disclosure Of Business Combinations [Line Items]
Impairment charges and associated costs				554
(Reversals)/charges in respect of assets held-for-sale				£ 58
Russia
Disclosure Of Business Combinations [Line Items]
Number of subsidiaries | subsidiary	2				2